Trade receivables and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Trade receivables and other current assets
Schedule of trade receivables and other current assets

	June 30, 2026	December 31, 2025
Trade receivables	30,226	31,743
Deposits and prepayments	4,194	4,648
VAT refundable	8,061	7,079
Other receivables	89	53
Total	42,570	43,523